GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Salaries	$ 22.8	$ 24.2
Directors' fees and expenses	1.1	1.1
Professional and consulting fees	8.3	5.2
Other administration costs	4.5	2.2
Share-based compensation	6.1	10.7
(Gain) loss on cash flow hedges	(2.6)	1.8
Depreciation expense	1.8	1.6
General and administrative	$ 42.0	$ 46.8